Financial Information as per operating segments (Details 5) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Depreciation and amortization		$ 105,020,934	$ 93,289,194	$ 92,199,504
Chile operating segment [Member]
Statement [Line Items]
Depreciation and amortization		66,301,914	63,148,804	64,807,818
International Business Operating Segment [Member]
Statement [Line Items]
Depreciation and amortization		27,077,745	19,798,708	15,568,301
Wine Operaing Segment [Member]
Statement [Line Items]
Depreciation and amortization		9,826,148	7,935,006	7,505,440
Other Segments [Member]
Statement [Line Items]
Depreciation and amortization	[1]	$ 1,815,127	$ 2,406,676	$ 4,317,945

[1]	Includes depreciation and amortization corresponding to the Corporate Support Units.